ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Apr. 30, 2013
ACQUISITIONS AND DISPOSITIONS [Abstract]
Acquisitions and development projects placed in service
IRET Properties added approximately $135.8 million of real estate properties to its portfolio during fiscal year 2013, compared to $97.1 million in fiscal year 2012. Of the total property added during fiscal 2013, the Company paid $128.7 million for real estate properties and $7.1 million of land was contributed by joint venture partners. The  $128.7 million paid for real estate properties added to the Company's portfolio in fiscal year 2013 consisted of limited partnership units of the Operating Partnership valued at issuance at $12.6 million and $12.5 million in assumed mortgage debt, with the remainder paid in cash. The Company expensed approximately $434,000 of transaction costs related to the acquisitions in fiscal year 2013. Of the $97.1 million paid in fiscal year 2012, approximately $8.1 million was paid in the form of limited partnership units of the Operating Partnership and approximately $7.2 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $542,000 of transaction costs related to the acquisitions in fiscal year 2012. The fiscal year 2013 and 2012 additions are detailed below.
Fiscal 2013 (May 1, 2012 to April 30, 2013)
Acquisitions		(in thousands)
	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
308 unit - Villa West - Topeka, KS	2012-05-08	$1,590	$15,760	$300	$17,650
232 unit - Colony - Lincoln, NE	2012-06-04	1,515	15,731	254	17,500
208 unit - Lakeside Village - Lincoln, NE	2012-06-04	1,215	15,837	198	17,250
58 unit - Ponds at Heritage Place - Sartell, MN	2012-10-10	395	4,564	61	5,020
336 unit - Whispering Ridge - Omaha, NE	2013-04-24	2,139	25,424	751	28,314
		6,854	77,316	1,564	85,734

Unimproved Land
University Commons - Williston, ND	2012-08-01	823	0	0	823
Cypress Court - St. Cloud, MN	2012-08-10	447	0	0	447
Cypress Court Apartment Development - St. Cloud, MN(1)	2012-08-10	1,136	0	0	1,136
Badger Hills - Rochester, MN(2)	2012-12-14	1,050	0	0	1,050
Grand Forks - Grand Forks, ND	2012-12-31	4,278	0	0	4,278
Minot (Southgate Lot 4) - Minot, ND	2013-01-11	1,882	0	0	1,882
Commons at Southgate - Minot, ND(3)	2013-01-22	3,691	0	0	3,691
Landing at Southgate - Minot, ND(3)	2013-01-22	2,262	0	0	2,262
Grand Forks 2150 - Grand Forks, ND	2013-03-25	1,600	0	0	1,600
Bismarck 4916 - Bismarck, ND	2013-04-12	3,250	0	0	3,250
Arcata - Golden Valley, MN	2013-04-30	2,088	0	0	2,088
		22,507	0	0	22,507

Total Property Acquisitions		$29,361	$77,316	$1,564	$108,241
(1)	Land is owned by a joint venture in which the Company has an approximately 79% interest. The joint venture is consolidated in IRET's financial statements.
(2)	Acquisition of unimproved land consisted of two parcels acquired separately on December 14 and December 20, 2012, respectively.
(3)	Land is owned by a joint venture entity in which the Company has an approximately 51% interest. The joint venture is consolidated in IRET's financial statements.
2013 Annual Report

NOTE 10 • continued
		(in thousands)
Development Projects Placed in Service	Date Placed in Service	Land	Building	Development Cost

Multi-Family Residential
159 unit - Quarry Ridge II - Rochester, MN(1)	2012-06-29	$0	$4,591	$4,591
73 unit - Williston Garden Buildings 3 and 4 - Williston, ND(2)	2012-07-31	0	7,058	7,058
20 unit - First Avenue - Minot, ND(3)	2013-04-15	0	2,356	2,356
		0	14,005	14,005
Commercial Healthcare
26,662 sq ft Spring Wind Expansion - Laramie, WY(4)	2012-11-16	0	1,675	1,675
45,222 sq ft Jamestown Medical Office Building - Jamestown, ND(5)	2013-01-01	0	6,597	6,597
		0	8,272	8,272

Commercial Industrial
27,698 sq ft Minot IPS - Minot, ND(6)	2012-12-17	0	4,087	4,087

Commercial Retail
3,702 sq ft Arrowhead First International Bank - Minot, ND(7)	2013-03-19	0	1,165	1,165

Total Development Projects Placed in Service		$0	$27,529	$27,529
(1)
Development property placed in service June 29, 2012. Additional costs paid in fiscal years 2012 and 2011, and land acquired in fiscal year 2007, totaled $13.0 million, for a total project cost at April 30, 2013 of $17.6 million.

(2)
Development property placed in service July 31, 2012. Buildings 1 and 2 were placed in service in fiscal year 2012. Additional costs paid in fiscal year 2012 totaled $12.0 million, for a total project cost at April 30, 2013 of $19.1 million.

(3)	Redevelopment property placed in service April 15, 2013. Additional costs paid in fiscal years 2012 and 2011 totaled approximately $321,000, for a total project cost at April 30, 2013 of $2.7 million.
(4)	Expansion project placed in service November 16, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $3.5 million.
(5)	Development property placed in service January 1, 2013. Additional costs paid in fiscal year 2012 totaled $1.0 million, for a total project cost at April 30, 2013 of $7.6 million.
(6)	Development property placed in service December 17, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $5.9 million.
(7)	Development property placed in service March 19, 2013. Additional costs paid in fiscal year 2012 totaled approximately $75,000, for a total project cost at April 30, 2013 of $1.2 million

2013 Annual Report

NOTE 10 • continued
Fiscal 2012 (May 1, 2011 to April 30, 2012)
Acquisitions		(in thousands)
	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
147 unit - Regency Park Estates - St. Cloud, MN	2011-08-01	$702	$10,198	$0	$10,900
50 unit - Cottage West Twin Homes - Sioux Falls, SD	2011-10-12	968	3,762	0	4,730
24 unit - Gables Townhomes - Sioux Falls, SD	2011-10-12	349	1,921	0	2,270
36 unit - Evergreen II - Isanti, MN	2011-11-01	691	2,784	0	3,475
116 unit - Grand Gateway - St. Cloud MN	2012-02-16	814	7,086	0	7,900
84 unit - Ashland - Grand Forks, ND	2012-03-16	741	7,569	0	8,310
		4,265	33,320	0	37,585

Commercial Healthcare
17,273 sq. ft Spring Creek American Falls - American Falls, ID	2011-09-01	145	3,870	55	4,070
15,571 sq. ft Spring Creek Soda Springs - Soda Springs, ID	2011-09-01	66	2,134	30	2,230
15,559 sq. ft Spring Creek Eagle - Eagle, ID	2011-09-01	263	3,775	62	4,100
31,820 sq. ft Spring Creek Meridian - Meridian, ID	2011-09-01	424	6,724	102	7,250
26,605 sq. ft Spring Creek Overland - Boise, ID	2011-09-01	687	5,941	97	6,725
16,311 sq. ft Spring Creek Boise - Boise, ID	2011-09-01	708	4,296	71	5,075
26,605 sq. ft Spring Creek Ustick - Meridian, ID	2011-09-01	467	3,833	0	4,300
Meadow Wind Land - Casper, WY	2011-09-01	50	0	0	50
3,431 sq. ft Edina 6525 Drew Ave S - Edina, MN	2011-10-13	388	117	0	505
		3,198	30,690	417	34,305

Unimproved Land
Industrial-Office Build-to-Suit - Minot, ND	2011-09-07	416	0	0	416
Renaissance Heights - Williston, ND	2012-04-11	4,600	0	0	4,600
		5,016	0	0	5,016

Total Property Acquisitions		$12,479	$64,010	$417	$76,906

2013 Annual Report

NOTE 10 • continued
		(in thousands)
Development Projects Placed in Service	Date Placed in Service	Land	Building	Development Cost

Multi-Family Residential
72 unit - Williston Garden Buildings 1 and 2 - Williston, ND(1)	2012-04-27	$700	$8,978	$9,678

Commercial Healthcare
24,795 sq. ft Trinity at Plaza 16 - Minot, ND(2)	2011-09-23	0	5,685	5,685
22,193 sq. ft Meadow Winds Addition - Casper, WY(3)	2011-12-30	0	3,952	3,952
		0	9,637	9,637

Commercial Retail
19,037 sq. ft. Jamestown Buffalo Mall - Jamestown, ND(4)	2011-06-15	0	879	879

Total Development Projects Placed in Service		$700	$19,494	$20,194
(1)	Development property placed in service April 27, 2012. Buildings 3 and 4 of this project are expected to be placed in service during the first quarter of fiscal year 2013.
(2)	Development property placed in service September 23, 2011. Additional costs paid in fiscal year 2011 totaled $3.3 million, for a total project cost at April 30, 2012 of $9.0 million.
(3)	Expansion project placed in service December 30, 2011.
(4)	Construction project placed in service June 15, 2011. Additional costs paid in fiscal year 2011 totaled $1.4 million, for a total project cost at April 30, 2012 of $2.3 million.
Acquisitions in fiscal years 2013 and 2012 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2013 and 2012 acquisitions (excluding development projects placed in service) are detailed below.
	(in thousands)
	April 30, 2013	April 30, 2012
Total revenue	$6,497	$4,213
Net income	$(66)	$950

2013 Annual Report

NOTE 10 • continued
PROPERTY DISPOSITIONS
During fiscal year 2013, the Company disposed of three multi-family residential properties, one retail property, one healthcare property and four condominium units for an aggregate sales price of $26.3 million, compared to dispositions totaling $3.2 million in fiscal year 2012. The fiscal year 2013 and 2012 dispositions are detailed below.
Fiscal 2013 (May 1, 2012 to April 30, 2013)
		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Multi-Family Residential
116 unit - Terrace on the Green - Fargo, ND	2012-09-27	$3,450	$1,248	$2,202
85 unit - Prairiewood Meadows - Fargo, ND	2012-09-27	3,450	2,846	604
66 unit - Candlelight - Fargo, ND	2012-11-27	1,950	1,178	772
		8,850	5,272	3,578

Commercial Retail
16,080 sq ft Kentwood Thomasville - Kentwood, MI	2012-06-20	625	692	(67)

Commercial Healthcare
47,950 sq ft Steven's Pointe -Steven's Point, WI	2013-04-25	16,100	12,667	3,433

Other
Georgetown Square Condominiums 5 and 6	2012-06-21	330	336	(6)
Georgetown Square Condominiums 3 and 4	2012-08-02	368	421	(53)
		698	757	(59)

Total Property Dispositions		$26,273	$19,388	$6,885

Fiscal 2012 (May 1, 2011 to April 30, 2012)
		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Commercial Retail
41,200 sq ft. Livingstone Pamida - Livingston, MT	2011-08-01	$2,175	$1,586	$589
12,556 sq ft. East Grand Station – East Grand Forks, MN	2012-03-03	1,062	1,302	(240)

Total Property Dispositions		$3,237	$2,888	$349

Results of operations from acquired properties
Acquisitions in fiscal years 2013 and 2012 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2013 and 2012 acquisitions (excluding development projects placed in service) are detailed below.
	(in thousands)
	April 30, 2013	April 30, 2012
Total revenue	$6,497	$4,213
Net income	$(66)	$950